Financial income	12 Months Ended
Dec. 31, 2020
Financial income
Financial income

Note 8 - Financial income

Accounting policies

Financial income includes interest from trade receivables, as well as realized and unrealized exchange rate adjustments, fair value adjustments of other investments and marketable securities and dividends from marketable securities.

Interest income is recognized in the income statement in accordance with the effective interest rate method.

DKK thousand	2020	2019	2018
Interest income from financial assets measured at amortized costs	895	5,413	4,263
Fair value adjustments of other investments and marketable securities, cf. note 21	936	2,846	0
Exchange rate adjustments	0	5,518	4,705
Dividend, Marketable securities	191	878	1,020
Total financial income	2,022	14,655	9,988